ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2012	2013

Accounts receivable	$40,506	$50,698
Less: allowance for doubtful accounts	(2,223)	(4,793)

Accounts receivable, net	$38,283	$45,905

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charge to expenses	Actual write-off	Balance at end of the year

2012	$845	$1,378	$—	$2,223
2013	$2,223	$2,570	$—	$4,793